Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000064985 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064985 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064985 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064985 | FR_91282CNF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064985 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064985 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064985 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064985 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064985 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	33.60%
C000064985 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.10%
C000064985 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000064985 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.70%
C000064985 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000064985 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000064985 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000064985 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.50%
C000064985 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000064985 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064985 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176628 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176628 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176628 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176628 | FR_91282CNF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176628 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176628 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176628 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176628 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176628 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	33.60%
C000176628 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.10%
C000176628 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000176628 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.70%
C000176628 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000176628 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176628 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176628 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176628 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000176628 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176628 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020360 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020360 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020360 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020360 | FR_91282CNF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020360 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020360 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020360 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020360 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020360 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	33.60%
C000020360 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.10%
C000020360 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020360 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.70%
C000020360 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020360 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020360 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020360 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020360 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020360 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020360 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020358 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020358 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020358 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020358 | FR_91282CNF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020358 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020358 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020358 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020358 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020358 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	33.60%
C000020358 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.10%
C000020358 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020358 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.70%
C000020358 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000020358 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020358 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020358 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020358 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020358 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020358 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000092792 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092792 | FR_91282CNG2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092792 | FR_3618N5A33
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000092792 | FR_91282CNF4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092792 | FR_91282CNC1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092792 | FR_ACI2WHQY6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092792 | FR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092792 | FR_31418D4X7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092792 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	33.60%
C000092792 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	19.10%
C000092792 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.10%
C000092792 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092792 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000092792 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092792 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092792 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.50%
C000092792 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092792 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.20%
C000092792 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020350 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020350 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020350 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020350 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020350 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020350 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020350 | FR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020350 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020350 | FR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020350 | FR_88059FAV3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020350 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	74.80%
C000020350 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020350 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020350 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020350 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020347 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020347 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020347 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020347 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020347 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020347 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020347 | FR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020347 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020347 | FR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020347 | FR_88059FAV3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020347 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	74.80%
C000020347 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020347 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020347 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020347 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020349 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020349 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020349 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020349 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020349 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020349 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020349 | FR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020349 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020349 | FR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020349 | FR_88059FAV3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020349 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	74.80%
C000020349 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020349 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020349 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020349 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020348 | FR_3140QNDF6
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020348 | FR_91282CNN7
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020348 | FR_3140W2KH3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020348 | FR_912810UK2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020348 | FR_91282CNK3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020348 | FR_76116FAB3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020348 | FR_3134A4KY9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020348 | FR_3133KM4R3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020348 | FR_91282CHW4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020348 | FR_88059FAV3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020348 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	74.80%
C000020348 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020348 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020348 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020348 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000150669 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150669 | FR_278768AA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150669 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150669 | FR_955EYUII4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150669 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000150669 | FR_BA000CR92
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | FR_105340AS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150669 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150669 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000150669 | B/B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000150669 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000150669 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089486 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089486 | FR_278768AA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089486 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089486 | FR_955EYUII4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089486 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089486 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089486 | FR_BA000CR92
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | FR_105340AS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089486 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089486 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000089486 | B/B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000089486 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089486 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089484 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089484 | FR_278768AA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089484 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089484 | FR_955EYUII4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089484 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089484 | FR_BA000CR92
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | FR_105340AS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089484 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089484 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000089484 | B/B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000089484 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089484 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089487 | FR_14985VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000089487 | FR_278768AA4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089487 | FR_1248EPCE1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000089487 | FR_955EYUII4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000089487 | FR_23918KAW8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089487 | FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089487 | FR_BA000CR92
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_21871NAC5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_775109DH1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | FR_105340AS2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089487 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089487 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000089487 | B/B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000089487 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089487 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020361 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020361 | FR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020361 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020361 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020361 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020361 | FR_31288QZ94
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020361 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020361 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020361 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020361 | FR_3140QVCB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020361 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	84.90%
C000020361 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020361 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020361 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000120079 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120079 | FR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000120079 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000120079 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000120079 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120079 | FR_31288QZ94
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120079 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120079 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120079 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120079 | FR_3140QVCB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120079 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	84.90%
C000120079 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000120079 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000120079 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020364 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020364 | FR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020364 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020364 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020364 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020364 | FR_31288QZ94
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020364 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020364 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020364 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020364 | FR_3140QVCB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020364 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	84.90%
C000020364 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020364 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020364 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020362 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020362 | FR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020362 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020362 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020362 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020362 | FR_31288QZ94
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020362 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020362 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020362 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020362 | FR_3140QVCB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020362 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	84.90%
C000020362 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020362 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020362 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020365 | FR_3140JBV52
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000020365 | FR_91282CNU1
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020365 | FR_3140HFN47
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020365 | FR_31288QFR6
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020365 | FR_38383LDD9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020365 | FR_31288QZ94
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020365 | FR_3136B0XF8
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020365 | FR_3136A3C82
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020365 | FR_31397UDV8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020365 | FR_3140QVCB8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020365 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	84.90%
C000020365 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020365 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020365 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020382 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020382 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020382 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020382 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020382 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020382 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020382 | FR_36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020382 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020382 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020382 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020382 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020382 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	30.70%
C000020382 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020382 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020382 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000020382 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020382 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020382 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020382 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020382 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020382 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205248 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205248 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205248 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205248 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205248 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205248 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205248 | FR_36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205248 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205248 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205248 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205248 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000205248 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	30.70%
C000205248 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000205248 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.20%
C000205248 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000205248 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000205248 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205248 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205248 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000205248 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205248 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064987 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064987 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064987 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064987 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064987 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064987 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064987 | FR_36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064987 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064987 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064987 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064987 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000064987 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	30.70%
C000064987 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000064987 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.20%
C000064987 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000064987 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000064987 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064987 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064987 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000064987 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064987 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020381 | FR_31418FKP1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020381 | FR_21H062693
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020381 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020381 | FR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020381 | FR_91282CLB5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020381 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020381 | FR_36179Y5M2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020381 | FR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020381 | FR_21H060697
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020381 | FR_36179YYW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020381 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000020381 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	30.70%
C000020381 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	14.80%
C000020381 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020381 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000020381 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	11.10%
C000020381 | AssetForeign government bonds
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020381 | AssetForeign corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020381 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020381 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020381 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123105 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123105 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123105 | FR_780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123105 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_290876AD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123105 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123105 | FR_143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123105 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000123105 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000123105 | B/B
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000123105 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000123105 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000123105 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000123105 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	28.10%
C000123105 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	58.00%
C000123105 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.00%
C000123105 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064988 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064988 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064988 | FR_780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064988 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_290876AD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064988 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064988 | FR_143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064988 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000064988 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000064988 | B/B
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000064988 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064988 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064988 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064988 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	28.10%
C000064988 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	58.00%
C000064988 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.00%
C000064988 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020384 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020384 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020384 | FR_780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020384 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_290876AD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020384 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020384 | FR_143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020384 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020384 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000020384 | B/B
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000020384 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020384 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020384 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020384 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	28.10%
C000020384 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	58.00%
C000020384 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.00%
C000020384 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092793 | FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092793 | FR_36162JAG1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092793 | FR_780153BK7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092793 | FR_49461MAB6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_171484AG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_34960PAD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_82967NBA5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_290876AD3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092793 | FR_78466CAC0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092793 | FR_143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092793 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092793 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000092793 | B/B
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000092793 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000092793 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092793 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092793 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	28.10%
C000092793 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	58.00%
C000092793 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.00%
C000092793 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.90%
C000020396 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020396 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020396 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020396 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020396 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020396 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020396 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020396 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020396 | FR_29449WAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020396 | FR_45276KAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020396 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020396 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020396 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000020396 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020396 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020396 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020396 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020396 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020396 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064989 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000064989 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064989 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000064989 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064989 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064989 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064989 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064989 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064989 | FR_29449WAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064989 | FR_45276KAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064989 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064989 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.80%
C000064989 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000064989 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.40%
C000064989 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	18.40%
C000064989 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000064989 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064989 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000064989 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000220297 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220297 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220297 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220297 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220297 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220297 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220297 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220297 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220297 | FR_29449WAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220297 | FR_45276KAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220297 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000220297 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.80%
C000220297 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000220297 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.40%
C000220297 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	18.40%
C000220297 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000220297 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000220297 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000220297 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020395 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020395 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020395 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020395 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020395 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020395 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020395 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020395 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020395 | FR_29449WAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020395 | FR_45276KAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020395 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020395 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020395 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000020395 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020395 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020395 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020395 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020395 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020395 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020394 | FR_91282CNP2
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020394 | FR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020394 | FR_91282CLH2
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000020394 | FR_91282CJV4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020394 | FR_78473HAA4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020394 | FR_46434V407
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020394 | FR_25755TAE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020394 | FR_87277JAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020394 | FR_29449WAP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020394 | FR_45276KAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020394 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020394 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020394 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	16.20%
C000020394 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	10.40%
C000020394 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	18.40%
C000020394 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	13.40%
C000020394 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020394 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020394 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000222758 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000222758 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000222758 | B/B
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222758 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000222758 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000222758 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000222758 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000222758 | A/A
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222758 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	7.40%
C000222758 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.90%
C000222758 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	39.50%
C000222758 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	22.40%
C000222758 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000222758 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	7.20%
C000222758 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.80%